Consolidated Balance Sheet (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 6,949,341	$ 12,867,137
Restricted cash	3,580	109
Accounts receivable	32,873,903	15,617,336
Advance payments to suppliers	16,408,120	0
Prepaid VAT taxes	2,723,149	440,477
Inventories	23,914,873	6,510,886
Deferred inventory costs	471,350	0
Prepaid expenses and other assets	273,569	22,818
Total Current Assets	83,617,885	35,458,763
PROPERTY AND EQUIPMENT - net	13,133,255	8,786,661
OTHER ASSETS:
Loans receivable	0	6,049,790
Investment in related party company	157,117	0
Land use rights, net	13,513,463	2,674,006
Total Other Assets	13,670,580	8,723,796
Total Assets	110,421,720	52,969,220
CURRENT LIABILITIES:
Loan payable- current portion	17,282,826	0
Accounts payable	544,174	4,014,894
Facility and land use right payable	2,277,415	2,014,166
Advances from customers	29,065,745	7,957,658
Other Payable	103,423	94,620
Due to related parties	4,726,326	4,222,574
Tax payable	737,496	0
Dividend payable	4,534	0
Total Current Liabilities	54,741,939	18,303,912
LOAN PAYABLE, net of current portion	0	1,512,447
Total Liabilities	54,741,939	19,816,359
SHAREHOLDERS' EQUITY:
Preferred stock ($0.001 par value; 100,000,000 shares authorized, 752,200 issued and outstanding at December 31, 2011)	752	0
Common Stock ($0.001 par value, 100,000,000 shares authorized, 14,050,000 and 12,800,000 shares issued and outstanding at December 31, 2011 and 2010, respectively)	14,050	12,800
Additional paid-in capital	9,854,811	5,608,339
Retained earnings	42,548,562	25,906,413
Statutory reserves	342,957	342,957
Accumulated other comprehensive income - foreign currency translation adjustment	2,918,649	1,282,352
Total Shareholders' Equity	55,679,781	33,152,861
Total Liabilities and Shareholders' Equity	$ 110,421,720	$ 52,969,220